UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     NorthStar Capital Funds, LLC

Address:  599 Lexington Avenue
          17th floor,
          New York, New York 10022

13F File Number: 28-11181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael P. Zucker
Title:  Managing Member
Phone:  (212) 527-8340


Signature, Place and Date of Signing:

/s/ Michael P. Zucker                New York, NY            November 10, 2005
-----------------------          -------------------     -----------------------
    [Signature]                     [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          9

Form 13F Information Table Value Total:       $14,171,100


List of Other Included Managers:

NONE


                                                     FORM 13F INFORMATION TABLE


  COLUMN 1                 COLUMN 2   COLUMN 3      COLUMN4           COLUMN 5         COLUMN 6     COLUMN 7      COLUMN 8

                           TITLE                                 SHRS OR   SH/   PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER             OF CLASS    CUSIP        VALUE        PRN AMT   PRN   CALL  DISCRETION   MANAGERS  SOLE     SHARED   NONE
--------------             --------    -----        -----        -------   ---   ----  ----------   --------  ----     ------   ----
APPLE COMPUTER INC          COM        037833100     2,680,500     50,000   SH         SOLE         NONE       50,000
EXELON CORP                 COM        30161N101     1,068,800     20,000   SH         SOLE         NONE       20,000
INTERSIL CORP               CLA        46069S109     1,633,500     75,000   SH         SOLE         NONE       75,000
KFX INC                     COM        48245L107       684,400     40,000   SH         SOLE         NONE       40,000
MICRON TECHNOLOGY INC       COM        595112103     1,330,000    100,000   SH         SOLE         NONE      100,000
NEUSTAR INC                 CLA        64126X201     1,599,500     50,000   SH         SOLE         NONE       50,000
SYMBOL TECHNOLOGIES INC     COM        871508107       726,000     75,000   SH         SOLE         NONE       75,000
TERADYNE INC                COM        880770102     1,650,000    100,000   SH         SOLE         NONE      100,000
UNOVA INC                   COM        91529B106     2,798,400     80,000   SH         SOLE         NONE       80,000


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